SCHEDULE OF FINANCIAL INSTRUMENTS (Details) - CAD ($)	Jan. 31, 2024	Jan. 31, 2023
Cash	$ 25,699	$ 20,776
Accounts payable	173,954	106,517
Accrued liabilities	51,893	76,869
Due to related parties	600,223	443,071
Notes payable	$ 2,561,691	$ 2,202,540